Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies
35. Commitments and contingencies
Commitments for internet data center (IDC) service fee
The Group entered into non-cancelable IDC service agreements. The related expenses were
RMB1,498,935,000, RMB2,493,830,000 and RMB2,864,080,000
for the years ended December 31, 2018, 2019 and 2020, respectively, and were charged to the consolidated statements of operations and comprehensive income/(loss) when incurred.
Future minimum payments under these non-cancelable agreements with initial terms of one year or more consist of the following:

As of December 31, 2020
RMB’000
2021	1,496,545
2022	709,319
2023	457,042
2024	412,066
2025	301,877
2026 and thereafter	1,905,370

5,282,219

Capital commitments
The Group’s capital commitments primarily relate to commitments on construction and purchase of office building and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB7,649,562,000 as of December 31, 2020. All of these capital commitments will be fulfilled in the following years according to the construction progress.
Investment commitments
The Group’s investment commitments primarily related to capital contribution obligation for certain investment funds. Total investment commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB5,865,700,000 as of December 31, 2020.
Long-term debt obligations
The Group’s long-term debt obligations include unsecured senior notes and long-term borrowings. The amounts exclude the corresponding interest payable. The expected repayment schedule of the unsecured senior notes and long-term borrowings have been disclosed in Note 17 and Note 34, respectively.
Legal proceedings
From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day
operations of the Group. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2019 and 2020.